Other Long-Term Liabilities (Tables)	12 Months Ended
Aug. 31, 2020
Other Long-Term Liabilities [Abstract]
Disclosure of other long-term liabilities
15. OTHER LONG-TERM LIABILITIES
	2020	2019
	$	$
Pension liabilities (note 28)	68	69
Post retirement liabilities (note 28)	4	4
Other	-	2
	72	75